PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT
	June 30, 2026	December 31, 2025
Computer and equipment	£60,283	£58,499
Less: accumulated depreciation	(38,804)	(32,660)
Property and equipment, net	£21,479	£25,839